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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2008

               (Please read instructions before preparing form.)

If amended report check here: [_]

Rex Capital Advisors, LLC
Name of Institutional Investment Manager

50 Park Row West, Suite 113           Providence         RI  02903
Business Address             (Street)   (City)   (State)   (Zip)

Arthur Duffy (401) 383-5370 Member
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 8th day of August, 2008.


                                        Rex Capital Advisors, LLC
                                        ----------------------------------------
                                        (Name of Institutional Investment
                                        Manager)

                                        ----------------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized
                                        to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                        13F File No.: Name:                                    13F File No.:
-------------------------------------------- ------------- ---------------------------------------- -------------
1. ________________________________________     ______     6. ____________________________________     ______
2. ________________________________________     ______     7. ____________________________________     ______
3. ________________________________________     ______     8. ____________________________________     ______
4. _______________________________________      ______     9. ____________________________________     ______
5._______________________________________       ______     10. ___________________________________     ______

* Refers to manager number on attached detail in Item 7.

AS OF JUNE 30, 2008                                      FORM 13F                  SEC FILE REX CAPITAL ADVISORS, LLC

ITEM 1:              ITEM 2:        ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:     ITEM 7:           ITEM 8:
-------         ------------------ --------- ----------- ---------     -------     --------          -------
                                                                     INVESTMENT
                                                                     DISCRETION                VOTING AUTHORITY
                                                         SHARES OR ---------------            -----------------------
                                     CUSIP   FAIR MARKET PRINCIPAL                            (A)      (B)     (C)
NAME OF ISSUER    TITLE OF CLASS    NUMBER      VALUE     AMOUNT   (A)   (B)   (C) MANAGERS   SOLE   SHARED    NONE
--------------  ------------------ --------- ----------- --------- --- ------- --- --------   ----   -------  ------
APPLE INC       COMMON STOCK       037833100    208630      1246   XX                                             27
                                                                               XX                               1219
BP PLC ADR      COMMON STOCK       055622104    478642      6880   XX                                           6880
BRISTOL MYERS
  SQUIBB CO     COMMON STOCK       110122108    293127     14278   XX                                          14278
CHEVRON CORP    COMMON STOCK       166764100    576144      5812   XX                                           5812
COCA COLA CO    COMMON STOCK       191216100    430290      8278   XX                                           8278
CRYSTALLEX
  INTL CORP     COMMON STOCK       22942F101     15753     14065               XX                              14065
DOVER CORP      COMMON STOCK       260003108    440941      9116   XX                                           9116
FRANKLIN
  RESOURCES
  INC           COMMON STOCK       354613101    786540      8582   XX                                           7997
                                                                               XX                                585
GENERAL
  ELECTRIC CO   COMMON STOCK       369604103   1083694     40603   XX                                          40603
GENERAL MILLS
  INC           COMMON STOCK       370334104    415910      6844   XX                                           6844
GOOGLE INC      CLASS A            38259P508    225308       428   XX                                             36
                                                                               XX                                392
INTERNATIONAL
  BUSINESS      COMMON STOCK       459200101    217147      1832               XX                               1832
MACHINES
ISHARES INC     MSCI EMERGING
                MKT                464287234   6894847     50802   XX                                          50802
ISHARES INC     S&P 500 GRW INDEX  464287309  39983542    626407   XX                                         626407
ISHARES INC     S&P 500 VALUE      464287408  19844117    312999   XX                                         312999
ISHARES INC     MSCI EAFE INDEX FD 464287465  29497560    429555   XX                                         429555

AS OF JUNE 30, 2008                                     FORM 13F                  SEC FILE REX CAPITAL ADVISORS, LLC

ITEM 1:             ITEM 2:        ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:     ITEM 7:           ITEM 8:
-------        ------------------ --------- ----------- ---------     -------     --------          -------
                                                                    INVESTMENT
                                                                    DISCRETION                VOTING AUTHORITY
                                                        SHARES OR ---------------            -----------------------
NAME OF                             CUSIP   FAIR MARKET PRINCIPAL                            (A)      (B)     (C)
ISSUER           TITLE OF CLASS    NUMBER      VALUE     AMOUNT   (A)   (B)   (C) MANAGERS   SOLE   SHARED    NONE
-------        ------------------ --------- ----------- --------- --- ------- --- --------   ----   -------  ------
ISHARES INC    S&P MIDCAP 400     464287507   1004658     12315   XX                                          12315
INDEX FUND
ISHARES INC    RUSSELL 1000 VALUE 464287598    329827      4777   XX                                           4777
ISHARES INC    RUSSELL 2000 VALUE 464287630   8134948    127667   XX                                         127667
ISHARES INC    RUSSELL 2000 GRW   464287648   6620481     86929   XX                                          86929
ISHARES INC    TR RUSSELL 2000    464287655   4532017     65634   XX                                          65634
JOHNSON &
  JOHNSON      COMMON STOCK       478160104    342353      5321   XX                                           5321
KELLOGG CO     COMMON STOCK       487836108    389634      8114   XX                                           8114
MICROSOFT
  CORP         COMMON STOCK       594918104    509760     18530   XX                                          15638
                                                                              XX                               2892
MID-CAP S P
  D R          UNIT SERIES 1      595635103   1715780     11531   XX                                          11531
OCCIDENTAL
  PETROLEUM    COMMON STOCK       674599105    265177      2951               XX                               2951
CORP
PNC
  FINANCIAL    COMMON STOCK       693475105   2408935     42188   XX                                          42188
PEPSICO INC    COMMON STOCK       713448108    421538      6629   XX                                           6629
S P D R TRUST  UNIT SERIES 1      78462F103   6991518     54630   XX                                          54630
TRANSOCEAN
  INC          COMMON STOCK       G90073100    231938      1522               XX                               1522
VANGUARD
  INDEX
  FUND         STOCK MKT ETF      922908769   1792635     27971   XX                                          27971
VANGUARD
  TAX
  MANAGED      EUROPE PACIFIC ETF 921943858   1825598     42525   XX                                          42525
FUND

AS OF JUNE 30, 2008                                    FORM 13F                  SEC FILE REX CAPITAL ADVISORS, LLC

ITEM 1:              ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:     ITEM 7:           ITEM 8:
-------           -------------- --------- ----------- ---------     -------     --------          -------
                                                                   INVESTMENT
                                                                   DISCRETION                VOTING AUTHORITY
                                                       SHARES OR ---------------            -----------------------
                                   CUSIP   FAIR MARKET PRINCIPAL                            (A)      (B)     (C)
NAME OF ISSUER    TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A)   (B)   (C) MANAGERS   SOLE   SHARED    NONE
--------------    -------------- --------- ----------- --------- --- ------- --- --------   ----   -------   -----
VERIZON
  COMMUNICATIONS   COMMON STOCK  92343V104      971128   27433   XX                                          27433
WAL-MART
  STORES INC       COMMON STOCK  931142103      764376   13601   XX                                          13601
AGGREGATE
  TOTAL                                    140,644,493